EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on November 16, 2017 (Accession No. 0001193125-17-345191), to the Prospectus and Statement of Additional Information dated December 2, 2016, for the Xtrackers USD High Yield Corporate Bond ETF, a series of DBX ETF Trust.